Income Taxes - Schedule of Components of Loss Before Income Taxes (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)	Apr. 30, 2024 JPY (¥)
Income Taxes [Abstract]
Domestic (Japan)	$ (15,462,593)	¥ (2,422,369,760)	¥ (256,696,946)	¥ (336,339,168)
Foreign	(2,041,759)	(319,862,071)
LOSS BEFORE INCOME TAXES	$ (17,504,352)	¥ (2,742,231,831)	¥ (256,696,946)	¥ (336,339,168)